Stock-Based Compensation	12 Months Ended
Dec. 31, 2017
Stock-Based Compensation
Stock-Based Compensation

15. Stock-Based Compensation

Share-Based Plan

On May 11, 2016, stockholders of the Company approved the 2016 Incentive Plan (“2016 Plan”).

Under the 2016 Plan, awards may be granted to employees, officers and directors of, and consultants and advisors to, the Company.  The maximum number of shares was increased to 9.1 million shares of our common stock which will initially be available for all awards, subject to adjustment in the event of certain corporate transactions described in the 2016 Plan.

As of December 31, 2017, approximately 5.6 million shares were reserved for granting additional stock options, restricted stock awards or stock appreciation rights.  If any award is forfeited or expires without being exercised, or if restricted stock is repurchased by the Company, the common shares subject to the award shall be available for additional grants under the 2016 Plan. The number of shares available under the 2016 Plan is subject to adjustment in the event of any stock split, stock dividend, recapitalization, spin-off or other similar action. Options intended to qualify, under the standards set forth in certain federal tax rules as incentive stock options (“ISOs”), may be granted only to employees while actually employed by the Company. Non-employee directors, consultants and advisors are not entitled to receive ISOs. Option awards granted under the 2016 Plan are exercisable for a period fixed by the administrator, but no longer than 10 years from the date of grant, at an exercise price which is not less than the fair market value of the shares on the date of the grant.

The compensation committee of the board of directors has authority over the granting of all stock awards, but may delegate that authority to the full board of directors or, subject to certain exceptions, the Chief Executive Officer or another executive officer of the Company. The Company accounts for stock awards in accordance with ASC 718, Compensation—Stock Compensation, which requires that the cost resulting from all share-based payment transactions be recognized as compensation cost over the vesting period based on the fair value of the instrument on the date of grant.

Total non-cash stock-based compensation expense related to stock options and restricted stock for the years ended December 31, 2017, 2016 and 2015 is as follows:

	Years Ended December 31,
	2017	2016	2015
Stock option compensation expense	$6,096	$4,564	$4,938
Restricted stock unit compensation expense	8,814	4,374	4,897

Total stock-based compensation expense	$14,910	$8,938	$9,835

Total unrecognized stock-based compensation cost related to the stock options and restricted stock as of December 31, 2017 and 2016 is as follows:

	December 31,
	2017	2016
Unrecognized stock option compensation expense	$4,709	$3,849
Unrecognized restricted stock unit compensation expense	5,891	4,899

Total unrecognized stock-based compensation expense	$10,600	$8,748

As of December 31, 2017, total unrecognized compensation cost related to non-vested stock options and restricted stock units is expected to be recognized over a weighted average period of 2.0 years and 1.9 years, respectively.

Stock Options

In 2017, 2016 and 2015 the Company granted stock options for 975,873, 1,265,046 and 668,362 common shares, respectively, to executive officers, directors and employees as compensation for service. The Company’s outstanding stock options awarded to employees generally vest as follows: 50 percent after two years and the remaining 50 percent after three years. Stock options granted in 2017, 2016, and 2015 have a contractual term of ten years. The stock options are subject to forfeiture should these employees terminate their employment with the Company for certain reasons prior to vesting in their awards, or the occurrence of certain other events such as termination with cause. The exercise price of these stock options is based on the average market price of our common stock on the date of grant. Compensation expense is recorded on an accelerated basis over the awards’ vesting periods.

A summary of information related to stock options is as follows:

		Weighted	Weighted	Intrinsic
		Average	Average	Value
		Exercise	Remaining	(dollars in
	Options	Price	Life (Years)	thousands)
Outstanding at December 31, 2014	2,759,306	$11.81
Granted	668,362	30.24
Exercised	(108,952)	10.35
Lapsed (forfeited or cancelled)	(52,816)	23.03

Outstanding at December 31, 2015	3,265,900	15.45
Granted	1,265,046	12.78
Exercised	(121,146)	10.06
Lapsed (forfeited or cancelled)	(116,719)	22.70

Outstanding at December 31, 2016	4,293,081	14.61
Granted	975,873	22.20
Exercised	(192,260)	10.14
Lapsed (forfeited or cancelled)	(148,113)	22.34

Outstanding at December 31, 2017	4,928,581	$16.07	6.1	$40,027

Exercisable at December 31, 2017	2,605,778	$13.75	4.0	$28,515

The total intrinsic value of options exercised during 2017, 2016 and 2015 was $2.3 million, $0.8 million and $2.0 million, respectively.

The weighted average fair value of the Company stock options granted in 2017, 2016 and 2015 was $7.78, $3.82 and $9.45, respectively. The fair value of awards granted in 2017, 2016 and 2015 was $7.6 million, $4.8 million and $6.3 million, respectively. The fair value was calculated using the Black-Scholes option-pricing model based on the market price at the grant date and the weighted average assumptions specific to the underlying options.  The expected life used by the Company is based on the historical average life of stock option awards.  The expected volatility assumption is based on the volatility of the Company’s common stock from the same time period as the expected term of the stock options. The risk-free interest rate was selected based upon yields of U.S. Treasury issues with a term similar to the expected life of the stock options.

Cash proceeds from the exercise of stock options for the years ended December 31, 2017, 2016, and 2015 was $1.7 million, $0.9 million and $0.9 million, respectively.

The assumptions utilized for determining the fair value of stock options awarded during the years 2017, 2016 and 2015 are as follows:

	December 31,
	2017	2016	2015
KapStone Stock Options Black-Scholes assumptions (weighted average):
Expected volatility	43.40%	43.63%	38.73%
Expected life (years)	5.25	5.07	4.92
Risk-free interest rate	2.05%	1.35%	1.36%
Expected dividend yield	1.76%	1.81%	1.55%

Restricted Stock

In 2017, 2016 and 2015, the Company granted restricted stock units of 475,446, 393,389 and 214,051 to executive officers, directors, and employees as compensation for service. Restricted stock units for executive officers and certain employees are restricted as to transferability until they generally vest three years from the grant date or upon a grantee of such restricted stock units attaining the age 65. Restricted stock units for directors are restricted as to transferability until they generally vest one year from the grant date or upon a grantee of such restricted stock units attaining the age of 65.  These restricted stock units are subject to forfeiture should applicable employees terminate their employment with the Company for certain reasons prior to vesting in their awards, or the occurrence of certain other events. The value of these restricted stock units is based on the average market price of our common stock on the date of grant and compensation expense is recorded on a straight-line basis over the awards’ vesting periods.

The following table summarizes non-vested restricted stock amounts and activity:

		Weighted
		Average
		Grant
	Units	Price
Outstanding at December 31, 2014	588,067	$16.98
Granted	214,051	30.41
Vested	(228,825)	10.94
Forfeited	(23,284)	20.43

Outstanding at December 31, 2015	550,009	$24.60
Granted	393,389	12.79
Vested	(215,243)	15.00
Forfeited	(36,435)	23.16

Outstanding at December 31, 2016	691,720	$20.93
Granted	475,446	22.42
Vested	(261,718)	26.51
Forfeited	(42,522)	20.49

Outstanding at December 31, 2017	862,926	$20.11

The fair value of awards granted in 2017, 2016 and 2015 was $10.7 million, $5.0 million and $6.5 million, respectively.  The fair value of awards vested in 2017, 2016 and 2015 was $6.9 million, $3.2 million and $2.5 million, respectively.